Income taxes - Summary of Net Deferred Income Tax Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ 0.0	$ 0.0
Provision (Recovery) in Income	0.0	0.0
Ending Balance	0.0	0.0
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	86.5	282.5
Provision (Recovery) in Income	67.0	(196.0)
Ending Balance	153.5	86.5
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	0.0
Provision (Recovery) in Income	(0.5)
Ending Balance	(0.5)	0.0
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(10.1)	(20.0)
Provision (Recovery) in Income	2.2	9.9
Ending Balance	(7.9)	(10.1)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(16.6)	(24.6)
Provision (Recovery) in Income	(11.3)	8.0
Ending Balance	(27.9)	(16.6)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(0.4)	(0.2)
Provision (Recovery) in Income	(3.6)	(0.2)
Ending Balance	(4.0)	(0.4)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(59.4)	(237.7)
Provision (Recovery) in Income	(53.8)	178.3
Ending Balance	$ (113.2)	$ (59.4)